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THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON 08/02/02
PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT WILL EXPIRE ON 08/14/03.

                United States Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       06/30/2002

Check here if Amendment: [ X ]    Amendment number:   [ 1 ]

This Amendment (check only one):
         [   ]   is a restatement.
         [ X ]   adds new holdings entries.

Institutional Investment Manager filing this Report:

         Name:             Edward O. Thorp & Associates, L.P.
         Address:          610 Newport Center Drive, Suite 1240
                           Newport Beach, California 92660

13F File Number:           028-04191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Steve Mizusawa
Title:            Chief Operating Officer
Phone:            (949) 720-0130

Signature, Place, and Date of Signing:

                  /s/ Steve Mizusawa
                  -------------------------------------------------
                  Newport Beach, California        October 31, 2002

Report Type (check only one):

[ X ] 13F HOLDINGS REPORT; (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                       1





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                              FORM 13F SUMMARY PAGE
                       EDWARD O. THORP & ASSOCIATES, L.P.

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 76

Form 13F Information Value Total (thousands): $44,327


                                       2





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                                                    Edward O. Thorp & Associates
                                                              FORM 13F
                                                            June 28, 2002

                                  Voting Authority

                             --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A G EDWARDS INC                COM              281760108      373     9600 SH       Sole                     9600
ACE LTD-ORD                    COM              g0070k103      256     8100 SH       Sole                     8100
ACTUANT CORP CL A NEW          COM              00508x203      643    15600 SH       Sole                    15600
AGCO CORP                      COM              001084102     1135    58200 SH       Sole                    58200
AMERICAN FINANCIAL GROUP INC ( COM              025932104      222     9300 SH       Sole                     9300
ARBITRON INC                   COM              03875q108     1236    39600 SH       Sole                    39600
ARCHER-DANIELS-MIDLAND CO      COM              039483102      283    22100 SH       Sole                    22100
ARVINMERITOR INC               COM              043353101      358    14900 SH       Sole                    14900
AUTOMATIC DATA PROCESSING INC  COM              053015103     1224    28100 SH       Sole                    28100
BALL CORP                      COM              058498106      382     9200 SH       Sole                     9200
BORG WARNER AUTOMOTIVE INC     COM              099724106      318     5500 SH       Sole                     5500
CADENCE DESIGN SYSTEMS INC     COM              127387108      467    29000 SH       Sole                    29000
CENTEX CONSTRUCTION PRODUCTS I COM              15231r109      466    12800 SH       Sole                    12800
CLAYTON HOMES INC              COM              184190106      196    12400 SH       Sole                    12400
CLECO CORP HLDGS NEW COM       COM              12561w105      666    30400 SH       Sole                    30400
CMS ENERGY CORP                COM              125896100      169    15400 SH       Sole                    15400
COMMERCIAL METALS CO           COM              201723103     1220    26000 SH       Sole                    26000
CRESCENT REAL ESTATE EQUITIES  COM              225756105      535    28600 SH       Sole                    28600
CYPRESS SEMICONDUCTOR CORP     COM              232806109     1302    85800 SH       Sole                    85800
DELTA AIR LINES INC            COM              247361108     1316    65800 SH       Sole                    65800
DIAGNOSTIC PRODUCTS CORP       COM              252450101      825    22300 SH       Sole                    22300
DOLE FOOD CO INC               COM              256605106      234     8100 SH       Sole                     8100
DOWNEY FINANCIAL CORP          COM              261018105      468     9900 SH       Sole                     9900
ENZO BIOCHEM INC               COM              294100102     1035    72200 SH       Sole                    72200
El Paso Corp                   COM              28336l109      641    31100 SH       Sole                    31100
FIDELITY NATIONAL FINANCIAL IN COM              316326107      556    17600 SH       Sole                    17600
GLATFELTER                     COM              377316104      491    26100 SH       Sole                    26100
GRUPO TELEVISA SA DE CV SPONSO COM              40049j206      392    10500 SH       Sole                    10500
HARRIS CORP-DEL                COM              413875105      337     9300 SH       Sole                     9300
HARTE-HANKS INC                COM              416196103      393    19100 SH       Sole                    19100
HELMERICH & PAYNE INC          COM              423452101      207     5800 SH       Sole                     5800
HILLENBRAND INDUSTRIES INC     COM              431573104      376     6700 SH       Sole                     6700
HOME DEPOT INC                 COM              437076102      525    14300 SH       Sole                    14300
Hewlett-Packard Co             COM              428236103      706    46200 SH       Sole                    46200
IDEX CORP                      COM              45167r104     1250    37300 SH       Sole                    37300
INTERSTATE BAKERIES CORP-DEL N COM              46072h108      347    12000 SH       Sole                    12000
JDN REALTY CORP                COM              465917102      309    24700 SH       Sole                    24700
JOHN NUVEEN CO-CL A            COM              478035108      663    25800 SH       Sole                    25800
JOHNSON & JOHNSON              COM              478160104      308     5900 SH       Sole                     5900
JOHNSON CONTROLS INC           COM              478366107      237     2900 SH       Sole                     2900
LA Z BOY INC COM               COM              505336107      537    21300 SH       Sole                    21300
LAFARGE NORTH AMER INC FORMERL COM              505862102      685    19500 SH       Sole                    19500
MBNA CORP                      COM              55262l100      774    23400 SH       Sole                    23400
MCDONALDS CORP                 COM              580135101      228     8000 SH       Sole                     8000
MEREDITH CORP                  COM              589433101      211     5500 SH       Sole                     5500
MGM MIRAGE                     COM              552953101      476    14100 SH       Sole                    14100
MID ATLANTIC MEDICAL SERVICES  COM              59523c107      335    10700 SH       Sole                    10700
MOORE CORP LTD                 COM              615785102      192    16700 SH       Sole                    16700
MORGAN STANLEY                 COM              617446448      896    20800 SH       Sole                    20800
NEWFIELD EXPLORATION CO        COM              651290108      784    21100 SH       Sole                    21100
OWENS ILLINOIS INC NEW         COM              690768403      831    60500 SH       Sole                    60500
PARK ELECTROCHEMICAL CORP      COM              700416209      676    25500 SH       Sole                    25500
PEPSIAMERICAS INC              COM              71343p200      441    29500 SH       Sole                    29500
PEPSICO INC                    COM              713448108      202     4200 SH       Sole                     4200
PG&E CORP                      COM              69331c108     1075    60100 SH       Sole                    60100
PIER 1 IMPORTS INC             COM              720279108      422    20100 SH       Sole                    20100
PLACER DOME INC                COM              725906101      461    41100 SH       Sole                    41100
PLANTRONICS INC NEW            COM              727493108     1063    55900 SH       Sole                    55900
PULITZER INC                   COM              745769109     1126    21700 SH       Sole                    21700
RAYMOND JAMES FINANCIAL INC    COM              754730109     1210    42500 SH       Sole                    42500
RAYONIER INC                   COM              754907103      653    13300 SH       Sole                    13300
RELIANT ENERGY INC             COM              75952j108      169    10000 SH       Sole                    10000
RUBY TUESDAY INC               COM              781182100     1083    55800 SH       Sole                    55800
SBC COMMUNICATIONS INC         COM              78387g103      772    25300 SH       Sole                    25300
SCHLUMBERGER LTD               COM              806857108      516    11100 SH       Sole                    11100
SERVICEMASTER CO (THE)         COM              81760n109      316    23000 SH       Sole                    23000
TELEFONICA SA SPONSORED ADR RE COM              879382208     1165    46900 SH       Sole                    46900
TELEFONOS DE MEXICO SA DE CV-S COM              879403780      911    28400 SH       Sole                    28400
TENET HEALTHCARE CORP          COM              88033g100      701     9800 SH       Sole                     9800
TORCHMARK CORP                 COM              891027104      210     5500 SH       Sole                     5500
UNION PACIFIC CORP             COM              907818108      538     8500 SH       Sole                     8500
US CELLULAR CORP               COM              911684108      545    21400 SH       Sole                    21400
V F CORP                       COM              918204108      365     9300 SH       Sole                     9300
WESTAR ENERGY INC              COM              95709t100      200    13000 SH       Sole                    13000
WILLIAMS COMPANIES INC         COM              969457100      182    30400 SH       Sole                    30400
YORK INTERNATIONAL CORP NEW    COM              986670107      311     9200 SH       Sole                     9200
REPORT SUMMARY                 76 DATA RECORDS               44327             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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